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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04058

Registrant Name: The Korea Fund, Inc.

Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111

Name and Address of Agent for Service: Brian S. Shlissel – 1345 Avenue of the Americas, New York, N.Y. 10105

Registrant’s telephone number, including area code: 212-739-3369

Date of Fiscal Year End: June 30, 2007

Date of Reporting Period: March 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

The Korea Fund, Inc.
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value*
COMMON STOCK–83.9%
	Airlines–1.1%
246,906	Korean Air Lines Co., Ltd.	$ 9,644,766
	Auto Components–4.3%
1,434,613	Hankook Tire Co., Ltd.	23,788,226
99,651	Hyundai Mobis	8,558,462
45,686	Nexen Tire Corp.	932,367
486,498	Samsung Climate Control Co., Ltd. (d)	4,038,636
		37,317,691
	Banking–9.4%
128,280	Hana Financial Group, Inc.	6,640,344
634,888	Industrial Bank of Korea	12,720,705
1,608,272	Jeonbuk Bank	15,641,676
496,770	Kookmin Bank	44,565,676
30,358	Kookmin Bank ADR	2,736,774
		82,305,175
	Building Products–0.2%
516,989	Samwoo EMC Co., Ltd.	1,560,639
	Capital Markets–1.2%
197,125	Korea Investment Holdings Co., Ltd.	10,371,692
	Chemicals–1.0%
95,620	Kukdo Chemical Co., Ltd.	2,490,104
91,150	LG Chem Ltd.	4,587,535
168,780	Youlchon Chemical Co., Ltd.	1,736,597
		8,814,236
	Commercial Services & Supplies–1.1%
230,319	S1 Corp.	9,253,888
	Construction & Engineering–1.4%
115,364	GS Engineering & Construction Corp.	10,324,882
105,967	Samho International Co., Ltd. (a)	1,520,572
		11,845,454
	Consumer Finance–0.1%
13,768	LG Card Co., Ltd. (a)	630,009
	Diversified Consumer Services–1.1%
44,674	MegaStudy Co., Ltd.	7,835,045
92,031	YBM Sisa.com, Inc.	1,912,421
		9,747,466

The Korea Fund, Inc.
Schedule of Investments
March 31, 2007 (unaudited)  (continued)

Shares		Value*
	Electronics–1.7%
141,226	Ace Digitech Co., Ltd. (a)	$ 2,461,848
74,421	INTOPS Co., Ltd.	2,191,179
636,950	SE Co., Ltd. (b)(f)	—
271,463	SFA Engineering Corp.	10,099,070
		14,752,097
	Food & Beverage–7.0%
50,623	CJ Corp.	5,111,803
54,526	Crown Confectionery Co., Ltd.	5,795,706
37,677	Hite Brewery Co., Ltd.	4,505,381
16,200	Nam Yang Dairy Products Co., Ltd.	14,292,092
54,749	Shinsegae Co., Ltd.	31,424,809
		61,129,791
	Hotels, Restaurants & Leisure–1.4%
66,704	Hana Tour Service, Inc.	5,161,619
436,511	Hotel Shilla Co., Ltd.	6,936,479
		12,098,098
	Household Durables–1.6%
155,077	Hyundai Engineering & Construction Co., Ltd. (a)	8,357,147
202,629	Woongjin Coway Co., Ltd.	5,686,018
		14,043,165
	Insurance–8.4%
650,220	Korean Reinsurance Co. (a)(f)	8,535,520
2,113,675	Meritz Fire & Marine Insurance Co., Ltd.	17,074,755
285,242	Samsung Fire & Marine Insurance Co., Ltd. (a)	47,752,567
		73,362,842
	Internet Software & Services–2.9%
60,750	Ahnlab, Inc.	1,052,535
246,543	LG Dacom Corp.	5,830,763
128,051	NHN Corp. (a)	18,782,991
		25,666,289
	Machinery–0.0%
25	NEPES Corp. (a)	232
	Media–1.8%
35,259	Cheil Communications, Inc.	8,807,254
820,410	ON*Media Corp. (a)	6,662,343
		15,469,597

The Korea Fund, Inc.
Schedule of Investments
March 31, 2007 (unaudited)  (continued)

Shares		Value*
	Metals & Mining–8.7%
172,335	Dongkuk Steel Mill Co., Ltd.	$ 4,762,659
46,801	Korea Zinc Co., Ltd.	4,999,469
152,495	POSCO	64,025,856
145,795	TK Corp.	2,324,538
		76,112,522
	Oil, Gas & Consumable Fuels–1.8%
232,442	S-Oil Corp.	16,010,036
	Personal Products–0.2%
428,872	Cosmax, Inc.	1,891,814
	Pharmaceuticals–0.5%
1,675	Choongwae Pharma Corp.	72,997
27,646	Yuhan Corp.	4,334,380
		4,407,377
	Retail–1.2%
642,999	Taegu Department Store Co., Ltd. (a)(d)	10,764,492
	Semi-Conductors & Equipment–16.5%
333,700	Hynix Semiconductor, Inc. (a)	11,492,219
437,362	Phoenix PDE Co., Ltd.	1,520,168
173,061	Samsung Electronics Co., Ltd. (e)	103,564,353
301,170	Samsung Techwin Co., Ltd.	11,476,344
577,387	Seoul Semiconductor Co., Ltd.	16,815,905
		144,868,989
	Telecommunication Services–4.0%
275,125	Humax Co., Ltd.	6,550,595
140,610	SK Telecom Co., Ltd.	28,621,190
		35,171,785
	Textile & Apparel–0.5%
23,304	BYC Co., Ltd.	4,186,199
	Tobacco–2.1%
280,626	KT&G Corp.	18,344,493
	Transportation–1.6%
164,755	Korea Express Co., Ltd. (a)	14,079,828
	Wholesale–1.1%
278,374	Samsung Corp.	10,060,285
	Total Common Stock (cost–$222,500,098)	733,910,947

The Korea Fund, Inc.
Schedule of Investments
March 31, 2007 (unaudited)  (continued)

Shares		Value*
PREFERRED STOCK–10.5%
	Automobiles–4.1%
631,897	Hyundai Motor Co.	$ 23,709,571
298,765	Hyundai Motor Co. (2nd)	11,718,142
		35,427,713
	Capital Markets–0.5%
299,870	Daishin Securities Co., Ltd.	4,207,360
	Food Products–1.1%
132,679	CJ Corp.	6,043,043
25,640	CJ Corp. (2nd)	2,368,321
15,160	CJ Corp. (3rd)	1,335,846
		9,747,210
	Insurance–2.5%
271,106	Samsung Fire & Marine Insurance Co., Ltd. (d)	22,102,285
	Oil & Gas–0.5%
79,382	S-Oil Corp.	4,429,799
	Semi-Conductors & Equipment–1.8%
33,415	Samsung Electronics Co., Ltd. (e)	15,716,558
	Total Preferred Stock (cost–$14,458,281)	91,630,925

Principal Amount (000)
CONVERTIBLE BOND–0.0%
	Consumer Staples–0.0%
WON 2,161	Haitai Confectionery Loan Certificates, zero coupon, 11/28/09 (c)(f) (cost–$0)	2,116
	Total Investments (cost–$236,958,379)–94.4%	825,543,988
	Other assets less liabilities–5.6%	49,304,451
	Net Assets–100.0%	$874,848,439

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily using prices supplied by dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
The prices of certain equity securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to Korean securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.
(a)	Non-income producing.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale (‘‘restricted securities’’). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Securities	Acquisition Date	Cost	Value	% of Net Assets
SE Co., Ltd.	12/22/00	$1,616,637	$0	0%

(c)	Company in restructuring process, principal only subject to repayment.
(d)	Affiliated issuer.
(e)	At March 31, 2007, 13.6% of net assets were invested in Samsung Electronics Co., Ltd.
(f)	Fair-valued security — Securities with an aggregate value of $8,537,636, representing 0.98% of net assets, have been fair-valued.

Glossary:

ADR — American Depositary Receipt

WON — Korean Won

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By   /s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: May 25, 2007

By   /s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By   /s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: May 25, 2007

By   /s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 25, 2007